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                    U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.


1 Name and address of issuer:

    LIFE & ANNUITY TRUST
    111 CENTER STREET
    LITTLE ROCK, AR  72201


2 Name of each series or class of funds for which this notice is filed:

    ASSET ALLOCATION FUND
    GROWTH AND INCOME FUND
    MONEY MARKET FUND
    U.S. GOVERNMENT ALLOCATION FUND


3 Investment Company Act File Number:          811-8118

  Securities Act File Number:                  33-70988


4 Last day of fiscal year for which this notice is filed:      12/31/96


5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of
  the issuer's 24f-2 declaration                                         [ ]

6 Date of termination of issuer's declaration under rule
  24f-2(a)(1), if applicable:


7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
  beginning of the fiscal year:                     NONE


8 Number and amount of securities registered during the fiscal year other
  than pursuant to rule 24f-2:                      NONE


9 Number and aggregate sale price of securities sold during the fiscal year:

                                                    NONE
    (excludes all interests sold only to unmanaged separate accounts that offer interests therein that are registered under the Securities Act of 1933 and on which a registration fee has been or will be paid pursuant to Instruction B.5 to Form 24F-2).






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10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration Pursuant to rule 24f-2:

                                  NONE

11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                  NONE

12 Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24f-2 (from Item 10)     $        0

   (ii) Aggregate price of shares issued in connection
        with dividends reinvestment plans (from item 11, if
        applicable):                                                      0

   (iii)Aggregate price of shares redeemed or
         repurchased during the fiscal year (if applicable:               0

   (iv) Aggregate price of shares redeemed or
        repurchased and previously applied as a reduction to
        filing fees pursuant to rule 24e-2 (if applicable):               0

   (v)  Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2
        (line (i), plus line (ii), less line (iii), plus
        line (iv)                                                         0

   (vi) Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable law or         1/33 of 1%
        regulation
                                                                 ----------
   (vii)Fee due line (i) or line (v) multipled by line (vi):     $        0
                                                                 ==========

*Note: Item 12 (i), (ii) and (iii) exclude interests sold to, issued in connection with dividend reinvestment plans, and redeemed from unmanaged separate accounts pursuant to Instruction B.5 and C.4 to Form 24F-2.

13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   Section 3a of the Commission's Rules of Informal
   and Other Procedures (17 CFR 202.3a).                             [ ]

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

-------------------------------------------------------------------------------

                             SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Title)          /s/ ANN M. BONSTEEL
                                   --------------------------------------------
                                    ANN M. BONSTEEL, ASST. SECRETARY
   Date     2/27/97
        ------------------


 *Please print the name and title of the signing officer below the signature.
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                     [MORRISON & FOERSTER LLP LETTERHEAD]


February 27, 1997


Life & Annuity Trust
111 Center Street
Little Rock, Arkansas 72201

        Re:     Life & Annuity Trust; Rule 24f-2 Notice
                SEC File Nos. 33-70988; 811-8118

Ladies/Gentlemen:

        Life & Annuity Trust (the "Trust") has requested our opinion in connection with the issuance to unmanaged separate accounts by the Trust of interests of its Asset Allocation, Growth and Income, Money Market and U.S. Government Allocation Funds (collectively, the "Funds"). We understand that a copy of this opinion will be provided to the Securities and Exchange Commission pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

        We have examined documents relating to the organization of the Trust and the authorization for registration and issuance of interests of each Fund. The opinion given below only relates to the law of the State of Delaware, the state in which the Trust was formed, and is subject to the condition that the Trust is in compliance with the provisions of any applicable laws, regulations and permits of any state or foreign country in which any interests of each Fund are sold.

        Based upon and subject to the foregoing, we are of the opinion that:

        The issuance of the above-referenced interests of each Fund to the unmanaged separate accounts has been duly and validly authorized by all appropriate action of the Trust, and assuming delivery by sale or in accord with the Trust's dividend reinvestment plan in accordance with the description set forth in the Funds' current prospectus under the Securities Act of 1933, the interests were legally issued and are fully paid and nonassessable.

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Life & Annuity Trust
February 27, 1997
Page Two



        We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Trust's Rule 24f-2 Notice for the year ended December 31, 1996, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

                                        Very truly yours,



                                        /s/ MORRISON & FOERSTER LLP
                                        MORRISON & FOERSTER LLP